SUPPLEMENTAL CASH FLOW INFORMATION SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Supplemental Cash Flow Information [Abstract]
Interest	$ 141	$ 159	$ 151
Taxes	$ 907	$ 688	$ 385